North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020
Shares				Fair Value

	COMMON STOCK - 70.1%
	AEROSPACE/DEFENSE - 1.3%
27,000	Raytheon Technologies Corp.			$ 1,647,000

	BANKS - 3.1%
105,000	Bank of America Corp.			2,702,700
14,000	JPMorgan Chase & Co.			1,402,660
				4,105,360
	BEVERAGES - 1.6%
44,000	Keurig Dr Pepper, Inc.			1,312,520
6,000	PepsiCo, Inc .			840,360
				2,152,880
	BIOTECHNOLOGY - 1.0%
20,000	Gilead Sciences, Inc.			1,335,000

	COMMERCIALS SERVICES - 3.4%
265,000	BG Staffing, Inc.			2,485,700
55,000	K12, Inc. *			2,046,550
				4,532,250
	COMPUTERS - 2.7%
28,000	Apple, Inc.			3,613,120

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
1,600	BlackRock, Inc.			950,704

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.5%
927,000	Orion Energy Systems, Inc. *			5,914,260

	ELECTRONICS - 1.4%
95,000	Turtle Beach Corp. *			1,859,150

	FOOD - 2.1%
23,000	JM Smucker Co.			2,764,140

	HOUSEHOLD PRODUCTS/WARES - 1.9%
111,000	Acme United Corp.			2,446,440

	INTERNET - 4.8%
1,900	Alphabet, Inc. - Class A *			3,096,107
950	Amazon.com, Inc. *			3,278,412
				6,374,519
	LIMITED PARTNERSHIP - 5.1%
71,000	Blackstone Group LP - MLP			3,759,450
85,000	KKR & Co. LP			3,044,700
				6,804,150
	INVESTMENT COMPANIES - 1.2%
92,000	Compass Diversified Holdings			1,610,000

	MEDIA - 3.0%
141,000	ViacomCBS, Inc.			3,926,850

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Shares				Fair Value

	COMMON STOCK - 70.1% (Continued)
	PHARMACEUTICALS - 11.5%
27,000	AbbVie, Inc.			$ 2,585,790
49,000	Bristol-Myers Squibb Co.			3,047,800
24,000	Cardinal Health, Inc.			1,218,240
51,000	CVS Health Corp.			3,168,120
58,000	Pfizer, Inc.			2,191,820
19,000	Zoetis, Inc. - Class A			3,041,900
				15,253,670
	REITS - 2.0%
180,000	Monmouth Real Estate Investment Corp.			2,611,800

	RETAIL - 6.0%
275,000	CarParts.com, Inc. *			3,863,750
20,000	Target Corp.			3,024,200
52,000	Wendy's Co.			1,088,880
				7,976,830
	SEMICONDUCTORS - 5.5%
57,000	Advanced Micro Devices, Inc. *			5,176,740
18,000	QUALCOMM, Inc.			2,143,800
				7,320,540
	SOFTWARE - 2.9%
25,000	Paychex, Inc.			1,911,750
7,000	salesforce.com, Inc. *			1,908,550
				3,820,300
	TELECOMMUNICATIONS - 3.0%
86,000	AT&T, Inc.			2,563,660
32,000	Cisco Systems, Inc.			1,351,040
				3,914,700
	TRANSPORTATION - 1.4%
11,000	United Parcel Service, Inc.			1,799,820

	TOTAL COMMON STOCK (Cost - $55,695,358)			92,733,483

	PREFERRED STOCK - 0.9%
	INVESTMENT COMPANIES - 0.9%
53,000	Compass Diversified Holdings, 7.875% (Cost - $1,159,302)			1,241,790

Par Value	CORPORATE BONDS - 5.5%
	BUILDING MATERIALS - 0.5%
$ 650,000	U.S. Concrete, Inc.	6.375	6/1/2024	672,685

	ELECTRONICS - 0.6%
800,000	ADT Corp.	6.250	10/15/2021	847,300

	HOUSEHOLD PRODUCTS/WARES - 0.5%
590,000	ACCO Brands Corp. ^	5.250	12/15/2024	605,549

	MEDIA - 0.8%
1,170,000	Meredith Corp.	6.875	2/1/2026	1,018,851

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 5.5% (Continued)
	MINING - 0.5%
$ 700,000	Compass Minerals International, Inc. ^	4.875	7/15/2024	$ 723,552

	RETAIL - 1.0%
1,152,000	Wendy's International LLC	7.000	12/15/2025	1,280,523

	TELECOMMUNICATIONS - 1.6%
2,205,000	Consolidated Communications, Inc.	6.500	10/1/2022	2,162,278

	TOTAL CORPORATE BONDS (Cost - $7,277,064)			7,310,738

Shares	SHORT-TERM INVESTMENTS - 22.9%
	MONEY MARKET FUND - 22.9%
30,279,044	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 0.01% **			30,279,044
	(Cost - $30,279,044)

	TOTAL INVESTMENTS - 99.4% (Cost - $94,410,768)			$ 131,565,055
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.6%			755,688
	NET ASSETS - 100.0%			$ 132,320,743

* Non-income producing security.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a market value of $1,329,101 and 1.0% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2020.

LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
REITS - Real Estate Investment Trust

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020
Shares		Fair Value

	COMMON STOCK - 93.3%
	APPAREL - 4.7%
103,500	Rocky Brands, Inc.	$ 2,492,280
34,000	Weyco Group, Inc.	612,000
		3,104,280
	AUTO PARTS & EQUIPMENT - 3.6%
62,000	Douglas Dynamics, Inc.	2,380,180

	BANKS - 7.2%
15,900	Bank of Hawaii Corp.	875,136
19,500	Banner Corp.	704,340
48,500	Bar Harbor Bankshares	982,610
35,300	First Financial Bancorp	484,316
20,800	First Hawaiian, Inc.	343,824
61,500	Umpqua Holdings Corp.	693,720
15,000	Wintrust Financial Corp.	652,800
		4,736,746
	BUILDING MATERIALS - 1.0%
30,100	Apogee Enterprises, Inc.	629,993

	CHEMICALS - 4.3%
69,500	Oil-Dri Corporation of America	2,433,890
19,000	Valvoline, Inc.	387,600
		2,821,490
	COMMERCIAL SERVICES - 7.1%
21,200	ABM Industries, Inc.	808,568
126,800	BG Staffing, Inc.	1,189,384
51,500	Collectors Universe, Inc.	2,291,235
31,000	Resources Connection, Inc.	380,990
		4,670,177
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
23,200	Sprott, Inc.	987,624

	ELECTRIC - 3.5%
179,800	LSI Industries, Inc.	1,233,428
14,000	Otter Tail Corp.	543,900
13,000	Unitil Corp.	548,600
		2,325,928
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
26,000	Graham Corp.	341,380

	FOOD - 4.0%
57,000	B&G Foods, Inc.	1,774,980
34,000	Village Super Market, Inc.	864,960
		2,639,940
	FOOD SERVICE - 2.5%
79,000	Healthcare Services Group, Inc.	1,643,200

	GAS - 2.7%
21,900	Northwest Natural Holding Co.	1,119,309
29,225	RGC Resources, Inc.	681,527
		1,800,836
	HEALTHCARE - SERVICES - 0.4%
50,700	Psychemedics Corp.	229,671
North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Shares		Fair Value

	COMMON STOCK - 93.3% (Continued)
	HOME FURNISHINGS - 1.6%
64,000	Flexsteel Industries, Inc.	$ 1,061,120

	HOUSEHOLD PRODUCTS/WARES - 3.1%
244,000	ACCO Brands Corp.	1,581,120
21,000	Acme United Corp.	462,840
		2,043,960
	INSURANCE - 2.2%
565,840	Marketing Alliance, Inc. # <	1,431,574

	INVESTMENT COMPANIES - 2.2%
82,000	Compass Diversified Holdings - MLP	1,435,000

	LEISURE TIME - 7.0%
32,142	Bowl America, Inc.	308,522
238,000	Escalade, Inc.	4,314,940
		4,623,462
	MEDIA - 3.8%
632,876	A.H. Belo Corp.	974,629
31,200	John Wiley & Sons, Inc.	987,480
20,500	Value Line, Inc.	535,050
		2,497,159
	OFFICE FURNISHINGS - 2.2%
94,467	Kewaunee Scientific Corp.	878,543
57,000	Steelcase, Inc.	595,650
		1,474,193
	OFFICE/BUSINESS EQUIPMENT - 1.5%
143,400	AstroNova, Inc.	982,290

	OIL & GAS - 1.9%
470,000	Evolution Petroleum Corp.	1,283,100

	PACKAGING & CONTAINERS - 1.5%
27,000	Greif, Inc.	994,950

	REAL ESTATE - 2.5%
25,000	McGrath RentCorp.	1,659,000

	REITS - 7.0%
15,000	Innovative Industrial Properties, Inc.	1,846,350
193,000	Monmouth Real Estate Investment Corp.	2,800,430
		4,646,780
	RETAIL - 1.1%
21,000	PetMed Express, Inc.	729,960

	SAVINGS & LOANS - 1.5%
33,200	Berkshire Hills Bancorp, Inc.	304,776
29,500	Pacific Premier Bancorp, Inc.	666,405
		971,181
	TELECOMMUNICATIONS - 2.5%
71,500	Telephone and Data Systems, Inc.	1,653,795

	TEXTILES - 4.6%
510,000	Crown Crafts, Inc. #	3,049,800

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Shares		Fair Value

	COMMON STOCK - 93.3% (Continued)
	TRUCKING & LEASING - 1.4%
14,000	GATX Corp.	$ 936,320

	WATER - 2.7%
164,000	Global Water Resources, Inc.	1,812,200

	TOTAL COMMON STOCK (Cost - $57,302,425)	61,597,289

	SHORT-TERM INVESTMENTS - 6.7%
	MONEY MARKET FUND - 6.7%
4,398,809	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.01% ** (Cost - $4,398,809)	$ 4,398,809

	TOTAL INVESTMENTS - 100.0% (Cost - $61,701,234)	$ 65,996,098
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	(18,205)
	NET ASSETS - 100.0%	$ 65,977,893

# Affiliated issuer.
< Illiquid security. At August 31, 2020, the illiquid security amounted to 2.2% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2020.

MLP - Master Limited Partnership
REITS - Real Estate Investment Trust

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020
Shares		Fair Value

	COMMON STOCK - 91.3%
	APPAREL - 5.6%
44,000	Lakeland Industries, Inc. *	$ 898,920
91,500	Rocky Brands, Inc.	2,203,320
67,600	Superior Group of Cos, Inc.	1,564,264
		4,666,504
	AUTO MANUFACTURERS - 1.4%
100,000	Blue Bird Corp. *	1,138,000

	AUTO PARTS & EQUIPMENT - 2.1%
56,231	Miller Industries, Inc.	1,763,966

	BANKS - 1.2%
64,500	Heritage Commerce Corp.	446,985
29,000	Sierra Bancorp	518,230
		965,215
	BEVERAGES - 0.2%
278,942	Truett-Hurst, Inc. - Class A * # <	207,686

	BUILDING MATERIALS - 0.8%
32,150	Apogee Enterprises, Inc.	672,900

	COMMERCIAL SERVICES - 9.4%
14,000	Barrett Business Services, Inc.	805,980
52,200	Collectors Universe, Inc.	2,322,378
62,000	K12, Inc. *	2,307,020
115,000	SP Plus Corp. *	2,358,650
		7,794,028
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.7%
610,000	Orion Energy Systems, Inc. *	3,891,800

	ELECTRONICS - 8.6%
23,500	Allied Motion Technologies, Inc.	1,000,865
58,500	Napco Security Technologies, Inc. *	1,457,235
242,200	Turtle Beach Corp. *	4,739,854
		7,197,954
	ENGINEERING & CONSTRUCTION - 0.9%
76,000	Great Lakes Dredge & Dock Corp. *	712,120

	HAND/MACHINE TOOLS - 1.3%
110,951	QEP Co., Inc. *	1,110,065

	HOME BUILDERS - 1.0%
56,000	Green Brick Partners, Inc. *	797,440

	HOUSEHOLD PRODUCTS/WARES - 3.8%
109,481	Acme United Corp.	2,412,961
18,000	Central Garden & Pet Co. *	732,420
		3,145,381
	INTERNET - 1.3%
102,000	Points International Ltd. *	1,090,380

	LEISURE TIME - 10.4%
35,454	Bowl America, Inc.	340,312
251,500	Escalade, Inc.	4,559,695
43,500	Johnson Outdoors, Inc. - Class A	3,728,385
		8,628,392
	LODGING - 1.1%
155,600	Century Casinos, Inc. *	956,940
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Shares		Fair Value

	COMMON STOCK - 91.3% (Continued)
	MACHINERY - DIVERSIFIED - 3.8%
21,900	Alamo Group, Inc.	$ 2,428,710
11,000	Tennant Co.	731,170
		3,159,880
	METAL FABRICATE/HARDWARE - 4.4%
133,700	Eastern Co.	2,928,030
21,200	Lawson Products, Inc. *	761,080
		3,689,110
	MINING - 2.5%
23,000	United States Lime & Minerals, Inc.	2,118,990

	OFFICE FURNISHINGS - 0.8%
61,800	Kimball International, Inc.	692,778

	OIL & GAS - 0.9%
262,300	Evolution Petroleum Corp.	716,079

	REAL ESTATE - 0.5%
24,700	Postal Realty Trust, Inc.	375,440

	RETAIL - 19.4%
122,000	1-800-Flowers.com, Inc. *	3,651,460
86,000	Boot Barn Holdings, Inc. *	2,427,780
440,000	CarParts.com, Inc. *	6,182,000
203,000	Del Taco Restaurants, Inc. *	1,707,230
80,000	Denny's Corp. *	916,800
75,300	Ethan Allen Interiors, Inc.	1,072,272
20,000	Movado Group, Inc.	218,200
		16,175,742
	TELECOMMUNICATIONS - 2.8%
440,000	Alaska Communications Systems Group, Inc.	985,600
172,500	Consolidated Communications Holdings, Inc. *	1,342,050
		2,327,650
	TEXTILES - 2.4%
335,468	Crown Crafts, Inc.	2,006,099

	TOTAL COMMON STOCK (Cost - $49,705,418)	76,000,539

	SHORT-TERM INVESTMENTS - 8.8%
	MONEY MARKET FUND - 8.8%
7,362,333	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.01% ** (Cost - $7,362,333)	7,362,333

	TOTAL INVESTMENTS - 100.1% (Cost - $57,067,751)	$ 83,362,872
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(90,740)
	NET ASSETS - 100.0%	$ 83,272,132

* Non-income producing security.
# Affiliated issuer.
< Illiquid security. At August 31, 2020, these securities amounted to 0.2% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2020.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020
Shares				Fair Value

	PREFERRED STOCK - 17.3%
	BANKS - 8.1%
16,000	Bank of America Corp., 4.00%			$ 396,800
18,000	GMAC Capital Trust I, 6.18%			441,540
19,000	JPMorgan Chase & Co., 6.15%			491,150
250,000	Mellon Capital IV, 4.00%			248,750
10,000	US Bancorp, 6.50%			269,300
250,000	Wachovia Cap Trust III, 5.57%			251,692
				2,099,232
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
300,000	American Express Co., 3.60%			278,706

	ENTERTAINMENT - 1.3%
15,000	Chicken Soup For The Soul Entertainment, Inc., 9.75%			348,300

	INVESTMENT COMPANIES - 1.4%
10,000	Ares Management Corp., 7.00%			262,200
4,000	Compass Diversified Holdings, 7.875%			93,720
				355,920
	MEDIA - 1.2%
300,000	Viacom, Inc., 5.875%			311,820

	PRIVATE EQUITY - 1.1%
11,000	KKR & Co., Inc., 6.75%			291,280

	REITS - 1.9%
20,000	Monmouth Real Estate Investment Corp., 6.125%			499,600

	TRUCKING & LEASING - 1.2%
12,000	General Finance Corp., 8.125%			303,960

	TOTAL PREFERRED STOCK (Cost - $4,470,206)			4,488,818

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 67.5%
	APPAREL - 3.1%
$ 850,000	Under Armour, Inc.	3.250	6/15/2026	799,000

	BUILDING MATERIALS - 3.6%
900,000	U.S. Concrete, Inc.	6.375	6/1/2024	931,410

	CHEMICALS - 3.0%
755,000	CF Industries, Inc.	3.450	6/1/2023	787,333

	COMMERCIAL SERVICES - 2.7%
250,000	ADT Security Corp.	6.250	10/15/2021	264,781
425,000	ADT Security Corp.	3.500	7/15/2022	435,886
				700,667
North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 67.5% (Continued)
	COSMETICS & TOILETRIES - 2.5%
$ 625,000	Edgewell Personal Care Co.	4.700	5/24/2022	$ 655,072

	DISTRIBUTION/WHOLESALE - 0.4%
100,000	Anixter, Inc.	5.500	3/1/2023	103,364

	FOOD - 8.5%
875,000	B&G Foods, Inc.	5.250	4/1/2025	906,246
388,000	Ingles Markets, Inc.	5.750	6/15/2023	395,029
900,000	TreeHouse Foods, Inc.	4.875	3/15/2022	904,063
				2,205,338
	HEALTHCARE - SERVICES - 3.3%
198,000	Owens & Minor, Inc.	3.875	9/15/2021	196,738
680,000	Owens & Minor, Inc.	4.375	12/15/2024	662,079
				858,817
	HOUSEHOLD PRODUCTS/WARES - 6.3%
800,000	ACCO Brands Corp. *	5.250	12/15/2024	821,084
800,000	Central Garden & Pet Co.	6.125	11/15/2023	819,916
				1,641,000
	LODGING - 2.5%
650,000	Marriott International, Inc.	2.125	10/3/2022	652,646

	MACHINERY - DIVERSIFIED - 3.2%
800,000	Tennant Co.	5.625	5/1/2025	833,916

	MEDIA - 5.0%
434,000	AMC Networks, Inc.	4.750	12/15/2022	436,051
980,000	Meredith Corp.	6.875	2/1/2026	853,396
				1,289,447
	MINING - 1.2%
300,000	Compass Minerals International, Inc. *	4.875	7/15/2024	310,093

	MISCELLANEOUS MANUFACTURER - 3.3%
845,000	Trinity Industries, Inc.	4.550	10/1/2024	851,760

	RETAIL - 10.3%
960,000	Brinker International, Inc.	3.875	5/15/2023	939,000
300,000	Sally Capital, Inc.	5.500	11/1/2023	303,863
475,000	Sally Capital, Inc.	5.625	12/1/2025	482,968
863,000	Wendy's International LLC	7.000	12/15/2025	959,281
				2,685,112
	SEMICONDUCTORS - 2.4%
550,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	617,933

	TELECOMMUNICATIONS - 6.2%
632,000	Cincinnati Bell, Inc. *	7.000	7/15/2024	655,299
980,000	Consolidated Communications, Inc.	6.500	10/1/2022	961,013
				1,616,312

	TOTAL CORPORATE BONDS (Cost - $17,237,471)			17,539,220
North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Par Value		Coupon Rate (%)	Maturity	Fair Value

	CONVERTIBLE BONDS - 8.0%
	HOME BUILDERS- 2.5%
$ 600,000	Winnebago Industries, Inc. *	1.500	4/1/2025	$ 659,584

	PRIVATE EQUITY- 2.2%
575,000	Hercules Capital, Inc.	4.375	2/1/2022	570,328

	TRUCKING & LEASING - 3.3%
925,000	Greenbrier Cos., Inc.	2.875	2/1/2024	842,661

	TOTAL CONVERTIBLE BONDS (Cost - $1,962,339)			2,072,573

Shares
	ESCROW SHARES - 0.0%
675,000	Bristow Group, Inc. - Escrow shares ^ *** < (Cost - $0)			0

	SHORT-TERM INVESTMENTS - 6.8%
	MONEY MARKET FUND - 3.0%
769,695	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.01% ****			769,695

Par Value
	U.S. TREASURY OBLIGATIONS - 3.8%
500,000	United States Treasury Bill, 0.08% due 9/24/2020 **			499,974
500,000	United States Treasury Bill, 0.09% due 10/8/2020 **			499,956
				999,930

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,769,598)			1,769,625

	TOTAL INVESTMENTS - 99.6% (Cost - $25,439,614)			$ 25,870,236
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.4%			114,916
	NET ASSETS - 100.0%			$ 25,985,152

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $2,446,060 and 9.4% of net assets.
** Represents yield to maturity.
^ Non-income producing security.
*** Security is restricted and in default.
< Illiquid security. At August 31, 2020, the illiquid security amounted to 0.0% of net assets.
**** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2020.

LLC - Limited Liability Company
REITS - Real Estate Investment Trust

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update (ASU) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2020 in valuing the Funds' investments measured at fair value:

North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 92,733,483	$ -	$ -	$ 92,733,483
Preferred Stock	1,241,790	-	-	1,241,790
Corporate Bonds	-	7,310,738	-	7,310,738
Short-Term Investments	30,279,044	-	-	30,279,044
Total	$ 124,254,317	$ 7,310,738	$ -	$ 131,565,055
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 60,165,715	$ 1,431,574	$ -	$ 61,597,289
Short-Term Investments	4,398,809	-	-	4,398,809
Total	$ 64,564,524	$ 1,431,574	$ -	$ 65,996,098
North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 75,792,853	$ 207,686	$ -	$ 76,000,539
Short-Term Investments	7,362,333	-	-	7,362,333
Total	$ 83,155,186	$ 207,686	$ -	$ 83,362,872
North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$ 4,488,818	$ -	$ -	$ 4,488,818
Corporate Bonds	-	17,539,220	-	17,539,220
Convertible Bonds	-	2,072,573	-	2,072,573
Escrow Shares	-	-	-	-
Short-Term Investments
Money Market Fund	769,695	-	-	769,695
U.S. Treasury Obligations	-	999,930	-	999,930
Total	$ 5,258,513	$ 20,611,723	$ -	$ 25,870,236

The Funds did not hold any Level 3 securities during the period.
* Refer to the Portfolios of Investments for industry classifications.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at August 31, 2020, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
North Star Opportunity Fund	$ 94,223,827	$ 39,061,713	$ (1,720,485)	$ 37,341,228
North Star Dividend Fund	62,900,567	12,090,091	(8,994,560)	3,095,531
North Star Micro Cap Fund	57,124,039	29,729,555	(3,490,722)	26,238,833
North Star Bond Fund	25,440,637	629,747	(200,148)	429,599